MATERIAL ACCOUNTING POLICIES - Leases (Details)	12 Months Ended
Dec. 31, 2024
Minimum
MATERIAL ACCOUNTING POLICIES
Term of lease contracts	1 year
Maximum
MATERIAL ACCOUNTING POLICIES
Term of lease contracts	10 years